Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt

Note 10. Debt

On December 31, 2020, and later amended on September 30, 2023, the Company executed a Revolving Promissory Note (“Note”) with DSS, a related party, which accrues interest at a rate of 4.25% and is due in full at the maturity date of September 30, 2024. The revolving nature of this Note permits principal amounts borrowed to be repaid and reborrowed. In the case of default, at DSS’s option, (i) eighteen percent (18%) per annum, or (ii) such lesser rate of interest as Lender in its sole discretion may choose to charge; but never more than the Maximum Lawful Rate. DSS has not established a maximum borrowing amount and intends to continue to fund the operations of the Company through a year from the date these financial statements were available to be issued. As of September 30, 2023 and December 31, 2022, this Note has an outstanding balance, including interest of $11,784,000 and $9,933,000, respectively.

Note 10. Debt

On December 31, 2020, and later amended on December 31, 2022, the Company executed a Revolving Promissory Note (“Note”) with DSS, a related party, which accrues interest at a rate of 4.25% and is due in full at the maturity date of December 31, 2023. The revolving nature of this Note permits for principal amounts borrowed to be repaid and reborrowed. In the case of default, at DSS’s option, (i) eighteen percent (18%) per annum, or (ii) such lesser rate of interest as Lender in its sole discretion may choose to charge; but never more than the Maximum Lawful Rate. DSS has not established a maximum borrowing amount and intends to continue to fund the operations of the Company through a year from the date these financial statements were available to be issued. As of December 31, 2022 and 2021, this Note had an outstanding balance of $9,991,000 and $12,524,000, respectively.